Net other operating expense	12 Months Ended
Dec. 31, 2017
Net other operating expense [Abstract]
Net other operating expense
40.	Net other operating expense

Other operating income and other operating expense for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Other operating income
Gain on sale of assets:
Loans	~~W~~	180,306	69,002	50,707
Others:
Gain on hedged items		356,090	392,913	634,695
Reversal of allowance for acceptances and guarantee		33,526	4,046	—
Gain on trust account		5,027	3,379	14
Gain on other allowance		6,988	30,419	306,730
Others		392,548	47,556	82,375

		794,179	478,313	1,023,814

		974,485	547,315	1,074,521

Other operating expense
Loss on sale of assets:
Loans		(10,759)	(11,021)	(8,394)
Others:
Loss on hedged items		(297,066)	(451,728)	(629,754)
Contribution		(274,685)	(252,178)	(252,419)
Loss on allowance for acceptances and guarantee		(825)	(7,933)	(2,548)
Loss on other allowance		(55,425)	(84,048)	(31,931)
Depreciation of operating lease assets		(9,895)	(8,315)	(12,943)
Others		(769,973)	(530,003)	(599,524)

		(1,407,869)	(1,334,205)	(1,529,119)

		(1,418,628)	(1,345,226)	(1,537,513)

Net other operating expenses	~~W~~	(444,143)	(797,911)	(462,992)